Income Taxes - Income Components (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Domestic income/ (loss) (Marshall Islands)	$ 219,900	$ (161,913)	$ (66,604)
Foreign income	185,742	499,539	174,518
Total income before taxes, excluding impairment loss and gain from repurchases of senior notes	$ 405,642	$ 337,626	$ 107,914